UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00123

                                   WM Trust I

               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: October 31, 2005



ITEM 1. REPORTS TO STOCKHOLDERS

[LOGO] WM
       GroupofFunds

--------------------------------------------------------------------------------

                         WM TAX-EXEMPT MONEY MARKET FUND
                                       &
                         WM CALIFORNIA MONEY FUND

                                                   ANNUAL REPORT
                                                   OCTOBER 31, 2005

WM TAX-EXEMPT MONEY MARKET FUND &
WM CALIFORNIA MONEY FUND

At the WM Group of Funds, our passion is piecing individual investments together into comprehensive portfolios to make your financial plan more effective.

TABLE OF CONTENTS

 1    Expense Information

 2    Financial Statements

 7    Notes to Financial Statements

10    Report of Independent Registered Public Accounting Firm

11    Supplemental Information

--------------------------------------------------
                NOT FDIC INSURED
--------------------------------------------------
MAY LOSE VALUE o NOT A DEPOSIT o NO BANK GUARANTEE
  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------


FC2

EXPENSE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

WM GROUP OF FUNDS

--------------------------------------------------------------------------------

As a shareholder of the Tax-Exempt Money Market Fund or California Money Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs, including, if applicable, contingent deferred sales charges on redemption of shares and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses (rather than each Fund's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                                               HYPOTHETICAL
                                                     ACTUAL EXPENSES                   (5% RETURN BEFORE EXPENSES)
                                          -----------------------------------    --------------------------------------
                                                                     EXPENSES                                EXPENSES
                                          BEGINNING     ENDING     PAID DURING    BEGINNING      ENDING     PAID DURING
                                           ACCOUNT      ACCOUNT      PERIOD*       ACCOUNT      ACCOUNT       PERIOD*
                                            VALUE        VALUE     05/01/2005-      VALUE        VALUE      05/01/2005-    EXPENSE
                                          05/01/2005  10/31/2005   10/31/2005    05/01/2005   10/31/2005    10/31/2005      RATIO
                                          ----------  ----------   ----------    ----------   ----------    -----------    -------
Tax-Exempt Money Market Fund
Class A ...............................      $1,000      $1,009      $ 3.75        $1,000        $1,021       $ 3.77        0.74%
California Money Fund
Class A ...............................      $1,000      $1,009      $ 3.39        $1,000        $1,022       $ 3.41        0.67%

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

FINANCIAL STATEMENTS:
PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND

October 31, 2005

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                   VALUE
 (000s)                                                                  (000s)
 ------                                                                  ------

MUNICIPAL BONDS - 103.1%

  IDAHO - 2.2%
$  100     Idaho Health Facilities Authority, Health
                Care Revenue, (St. Luke's Regional
                Medical Center Project), (FSA
                Insured),
                2.730% due 07/01/2035+ ..............................   $   100
                                                                        -------

  ILLINOIS - 16.8%
    750    Illinois Finance Authority, Health Care
                Revenue, (Resurrection Health Care),
                Series B, (LOC: JPMorgan Chase Bank),
                2.770% due 05/15/2035+ ..............................       750
                                                                        -------
  INDIANA - 24.6%
  1,100    Mt. Vernon, Industrial Pollution & Solid
                Waste Disposal Revenue, (General
                Electric Company Project),
                2.650% due 12/01/2014+ ..............................     1,100
                                                                        -------
  MONTANA - 24.6%
  1,100    Forsyth, PCR, (PacifiCorp Projects),
                (LOC: BNP Paribas),
                2.820% due 01/01/2018+ ..............................     1,100
                                                                        -------
  NORTH DAKOTA - 27.1%
           Grand Forks, Hospital Facilities Revenue,
                (The United Hospital Obligated Group
                Project), (LOC: LaSalle Bank):
    580         2.770% due 12/01/2016+ ..............................       580
    630         2.770% due 12/01/2025+ ..............................       630
                                                                        -------
                                                                          1,210
                                                                        -------
  PENNSYLVANIA - 7.8%
    350    Schuylkill County, Industrial Development
                Authority, IDR, (Northeastern Power
                Company Project), Series A
                (LOC: Dexia Bank),
                2.730% due 12/01/2022+ ..............................       350
                                                                        -------

                Total Municipal Bonds
                (Cost $4,610) .......................................     4,610
                                                                        -------

 SHARES
 ------

INVESTMENT COMPANY SECURITIES - 0.4%
 18,709    Dreyfus Tax-Exempt Cash
                Management Fund .....................................        19
  1,000    Wells Fargo Tax-Free Money
                Market Fund .........................................         1
                                                                        -------
           Total Investment Company Securities
                (Cost $20) ..........................................        20
                                                                        -------
TOTAL INVESTMENTS (Cost $4,630*) ............................  103.5%     4,630
OTHER ASSETS (LIABILITIES) (NET) ............................   (3.5)      (158)
                                                               -----    -------
NET ASSETS ..................................................  100.0%   $ 4,472
                                                               =====    =======

--------------------------------------------------------------------------------

CALIFORNIA MONEY FUND

October 31, 2005

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                   VALUE
 (000s)                                                                  (000s)
 ------                                                                  ------

MUNICIPAL BONDS - 98.6%

  CALIFORNIA - 98.6%
$ 1,000    California Housing Finance Agency, Revenue
                Bonds, AMT, Series J, (MBIA Insured),
                2.800% due 02/01/2033+ ..............................   $ 1,000
  1,000    California Pollution Control Financing
                Authority, Revenue Bonds,
                Series F, (Pacific Gas & Electric
                Corporation), (LOC: Bank One N.A.),
                2.710% due 11/01/2026+ ..............................     1,000
    700    California State Department of Water
                Resources, Power Supply Revenue,
                Series B-2, (LOC: BNP Paribas),
                2.810% due 05/01/2022+ ..............................       700
  1,500    California State, UTGO,
                Series A-3, (LOC: Citibank N.A. &
                California State Teachers Retirement Fund),
                2.770% due 05/01/2034+ ..............................     1,500
  1,000    Irvine, Improvement Board Act of 1915,
                Special Tax Revenue,
                (Assessment District No. 93-14),
                (LOC: Bank of America),
                2.650% due 09/02/2025+ ..............................     1,000
                                                                        -------
           Total Municipal Bonds
           (Cost $5,200) ............................................     5,200
                                                                        -------

SHARES
------

INVESTMENT COMPANY SECURITIES - 2.1%
 11,607    Dreyfus Basic California Municipal
                Money Market Fund . . ..............................         12
100,000    Wells Fargo California Tax-Free Money
                Market Fund ........................................        100
                                                                        -------
                Total Investment Company Securities
                (Cost $112) ........................................        112
                                                                        -------
TOTAL INVESTMENTS (Cost $5,312*) ............................  100.7%     5,312
OTHER ASSETS (LIABILITIES) (NET) ............................   (0.7)       (37)
                                                               -----    -------
NET ASSETS ..................................................  100.0%   $ 5,275
                                                               =====    =======

----------
      *     Aggregate cost for federal tax purposes.

      + Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at October 31, 2005. These rates change periodically based on specified market rates or indices.

The California Money Fund has the following insurance concentration greater than 10.0% at October 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                                 MBIA              19.0%

              -----------------------------------------------------------
                                GLOSSARY OF TERMS

                    AMT          -- Alternative Minimum Tax
                    FSA          -- Financial Security Assurance
                    IDR          -- Industrial Development Revenue
                    LOC          -- Letter of Credit
                    MBIA         -- Municipal Bond Investors Assurance
                    PCR          -- Pollution Control Revenue
                    UTGO         -- Unlimited Tax General Obligation
              -----------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

WM GROUP OF FUNDS

October 31, 2005

(In thousands)

--------------------------------------------------------------------------------

                                                                                TAX-EXEMPT
                                                                                   MONEY        CALIFORNIA
                                                                                   MARKET          MONEY
                                                                                    FUND            FUND
                                                                                ----------       ---------
ASSETS:
Investments, at amortized cost and value .................................       $   4,630       $   5,312
Interest receivable ......................................................              10              15
Receivable for Fund shares sold ..........................................               3               3
                                                                                 ---------       ---------
    Total Assets .........................................................           4,643           5,330
                                                                                 ---------       ---------
LIABILITIES:
Payable for Fund shares redeemed .........................................             131              18
Transfer agent fees payable ..............................................               1               1
Accrued legal and audit fees .............................................              34              33
Accrued expenses and other payables ......................................               5               3
                                                                                 ---------       ---------
    Total Liabilities ....................................................             171              55
                                                                                 ---------       ---------
NET ASSETS ...............................................................       $   4,472       $   5,275
                                                                                 =========       =========

NET ASSETS CONSIST OF:
Accumulated net realized gain/(loss) on
  investment transactions ................................................       $      --       $      46
Paid-in capital ..........................................................           4,472           5,229
                                                                                 ---------       ---------
    Net Assets ...........................................................       $   4,472       $   5,275
                                                                                 =========       =========

NET ASSETS:
Class A Shares ...........................................................       $   4,472       $   5,275
                                                                                 =========       =========

SHARES OUTSTANDING:
Class A Shares ...........................................................           4,472           5,275
                                                                                 =========       =========

CLASS A SHARES:**
Net asset value, offering and redemption price per share
  of beneficial interest outstanding * ...................................       $    1.00       $    1.00
                                                                                 =========       =========

----------
 * Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

**    Net asset values are not shown in thousands.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

WM GROUP OF FUNDS

For the Year Ended October 31, 2005

(In thousands)

--------------------------------------------------------------------------------

                                                                     TAX-EXEMPT
                                                                        MONEY          CALIFORNIA
                                                                       MARKET             MONEY
                                                                        FUND               FUND
                                                                     ----------        ----------
INVESTMENT INCOME:
Dividends ....................................................       $        9        $        9
Interest .....................................................              457               404
                                                                     ----------        ----------
     Total investment income .................................              466               413
EXPENSES:
Investment advisory fee ......................................               99                88
Transfer agent fees ..........................................               14                17
Custodian fees ...............................................                2                 1
Legal and audit fees .........................................               31                31
Registration and filing fees .................................               17                11
Printing and postage expenses ................................               15                 9
Other ........................................................                7                 8
                                                                     ----------        ----------
     Total expenses ..........................................              185               165
Fees waived by the investment advisor ........................              (21)              (33)
Fees reduced by custodian credits ............................               --*               --*
                                                                     ----------        ----------
     Net expenses ............................................              164               132
                                                                     ----------        ----------
NET INVESTMENT INCOME ........................................              302               281
                                                                     ----------        ----------
NET REALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized loss on investment transactions .................               (1)               (2)
Net increase from payment by the Advisor** ...................                1                48
                                                                     ----------        ----------
Net realized gain/(loss) on investments ......................               --*               46
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..................................       $      302        $      327
                                                                     ==========        ==========

----------
 *    Amount represents less than $500.

**    See Note 3 in Notes to Financial Statements.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

WM GROUP OF FUNDS

For the Year Ended October 31, 2005

(In thousands)
--------------------------------------------------------------------------------

                                                                          TAX-EXEMPT                   CALIFORNIA
                                                                       MONEY MARKET FUND               MONEY FUND
                                                                   ------------------------    ------------------------
                                                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                    10/31/05      10/31/04      10/31/05      10/31/04
                                                                   ----------    ----------    ----------    ----------
Net investment income ..........................................   $      302    $      105    $      281    $      130
Net realized loss on investment transactions ...................           (1)           --            (2)           --
Net increase from payment by the Advisor* ......................            1            --            48            --
                                                                   ----------    ----------    ----------    ----------
Net increase in net assets resulting from operations ...........          302           105           327           130
Distributions to shareholders from
  net investment income:
      Class A Shares ...........................................         (302)         (105)         (281)         (130)
Net decrease in net assets from
  Fund share transactions:
      Class A Shares ...........................................      (22,650)       (3,040)      (14,837)       (4,664)
                                                                   ----------    ----------    ----------    ----------
Net decrease in net assets .....................................      (22,650)       (3,040)      (14,791)       (4,664)
NET ASSETS:
Beginning of year ..............................................       27,122        30,162        20,066        24,730
                                                                   ----------    ----------    ----------    ----------
End of year ....................................................   $    4,472    $   27,122    $    5,275    $   20,066
                                                                   ==========    ==========    ==========    ==========

------------------------------------------------------------------------------------------------------------------------

TAX CHARACTER OF DISTRIBUTIONS PAID:
      Tax-exempt income ........................................   $      302    $      105    $      281    $      130
                                                                   ==========    ==========    ==========    ==========

----------
 *    See Note 3 in Notes to Financial Statements.

          STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
--------------------------------------------------------------------------------

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                          TAX-EXEMPT                   CALIFORNIA
                                                                       MONEY MARKET FUND               MONEY FUND
                                                                   ------------------------    ------------------------
                                                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                    10/31/05      10/31/04      10/31/05      10/31/04
                                                                   ----------    ----------    ----------    ----------
CLASS A:
  Sold .........................................................   $   23,660    $   45,203    $   20,717    $   35,029
  Issued as reinvestment of dividends ..........................          290           103           275           129
  Redeemed .....................................................      (46,600)      (48,346)      (35,829)      (39,822)
                                                                   ----------    ----------    ----------    ----------
  Net decrease .................................................   $  (22,650)   $   (3,040)   $  (14,837)   $   (4,664)
                                                                   ==========    ==========    ==========    ==========

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund share outstanding throughout each period.

--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND                                         CLASS A
                                                                     ------------------------------------------------------------
YEARS ENDED OCTOBER 31                                                 2005         2004         2003         2002          2001
                                                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                     --------     --------     --------     --------     --------
    Net investment income ........................................      0.014        0.004        0.005        0.010        0.025
    Dividends from net investment income .........................     (0.014)      (0.004)      (0.005)      (0.010)      (0.025)
                                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD ...................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ========     ========     ========     ========     ========
TOTAL RETURN(1) ..................................................       1.41%        0.39%        0.52%        1.00%        2.57%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000s) ..........................   $  4,472     $ 27,122     $ 30,162     $ 33,300     $ 31,527
    Ratio of operating expenses to average net assets ............       0.75%        0.78%        0.67%        0.67%        0.74%
    Ratio of net investment income to average net assets .........       1.38%        0.39%        0.53%        0.99%        2.52%
    Ratio of operating expenses to average net assets
      without fee waivers, expenses reimbursed and/or
      fees reduced by credits allowed by the custodian(2) ........       0.84%        0.78%        0.79%        0.78%        0.74%

CALIFORNIA MONEY FUND                                                CLASS A
                                                                     ------------------------------------------------------------
YEARS ENDED OCTOBER 31                                                 2005         2004         2003         2002          2001
                                                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                     --------     --------     --------     --------     --------
    Net investment income ........................................      0.015        0.006        0.005        0.009        0.023
    Dividends from net investment income .........................     (0.015)      (0.006)      (0.005)      (0.009)      (0.023)
                                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD ...................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ========     ========     ========     ========     ========
TOTAL RETURN(1) ..................................................       1.46%        0.57%        0.50%        0.89%        2.32%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000s) ..........................   $  5,275     $ 20,066     $ 24,730     $ 27,673     $ 42,558
    Ratio of operating expenses to average net assets ............       0.68%        0.58%        0.63%        0.63%        0.62%
    Ratio of net investment income to average net assets .........       1.45%        0.56%        0.50%        0.89%        2.27%
    Ratio of operating expenses to average net assets
      without fee waivers, expenses reimbursed and/or
      fees reduced by credits allowed by the custodian(2) ........       0.85%        0.82%        0.80%        0.70%        0.70%

----------
(1)   Total return does not reflect any applicable sales charges.

      The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WM GROUP OF FUNDS

--------------------------------------------------------------------------------

1. ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment companies. The Tax-Exempt Money Market Fund is a diversified series of WM Trust
I. The California Money Fund is a non-diversified series of WM Trust II. Information presented in this report pertains only to the two named Funds (the "Funds"). Financial statements for the other funds included in the Trusts are presented in separate reports.

The Trusts are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer four classes of shares:
Class A shares, Class B shares, Class C shares and Class I shares. Class A shares are not subject to an initial sales charge at time of purchase. Certain Class A shares purchased by exchange from another fund within the Trusts may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. The Funds are not currently offering Class B, Class C or Class I shares.

WM Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Funds in the preparation of its financial statements.

PORTFOLIO VALUATION:

Investments of the Funds are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain assets may be valued by the Advisor under the supervision of the Funds' Board of Trustees which may rely on the assistance of one or more pricing services.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each Fund has valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value per share of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold if any, are recorded on the identified cost basis. Securities purchased or sold on a "when-issued" or "delayed-delivery" basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------

WM GROUP OF FUNDS

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income for the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to divdends payable and differing characterizations of distributions made by each Fund.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds of the Trusts based upon the relative average net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                                                                          FEES ON NET ASSETS
                                                       FEES ON NET             EXCEEDING
                                                          ASSETS           $500 MILLION AND       FEES ON NET ASSETS
                                                          UP TO          EQUAL TO OR LESS THAN         EXCEEDING
                  NAME OF FUND                         $500 MILLION            $1 BILLION             $1 BILLION
                  ------------                         ------------            ----------             ----------
    Tax-Exempt Money Market Fund ................          0.450%                0.450%                  0.400%
    California Money Fund .......................          0.450%                0.400%                  0.400%

The Advisor has voluntarily waived $21,309 and $33,426 of its advisory fees for the Tax-Exempt Money Market and California Money Funds for the year ended October 31, 2005, respectively.

On August 11, 2005, the Advisor reimbursed $45,473 for capital losses incurred in previous years for the California Money Fund. In addition on October 21, 2005, the Advisor reimbursed $1,164 and $1,971 for capital losses incurred during the year for the Tax-Exempt Money Market and California Money Funds, respectively.

WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly owned subsidiary of Washington Mutual, serves as the transfer agent of the Funds. Fees are paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. For such services, the Transfer Agent receives a fee per open and closed account, in addition to reimbursement for certain out-of-pocket expenses. The Transfer Agent is entitled to a monthly fee based upon an annual rate of $20.00 per open account for Class A shareholder accounts. Prior to June 1, 2005, the authorized annual transfer agent fee was $24.19 per open account for Class A shareholder accounts.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the year ended October 31, 2005 are shown separately in the "Statements of Operations".

--------------------------------------------------------------------------------

WM GROUP OF FUNDS

--------------------------------------------------------------------------------

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by the Advisor, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trusts. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 42 funds within the WM Group of Funds.

5. DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly owned subsidiary of Washington Mutual, serves as distributor for Class A shares. For the year ended October 31, 2005, the Distributor received $486 representing CDSCs from Class A shares.

Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A shares of each Fund (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of Class A shares. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. Under the terms, the Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trusts, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. CAPITAL LOSS CARRYFORWARDS

At October 31, 2005, the Tax-Exempt Money Market Fund has $163 and $111 of unused capital losses available for federal income tax purposes expiring on October 31, 2006 and October 31, 2013, respectively.

7. COMPONENTS OF DISTRIBUTABLE EARNINGS

At October 31, 2005, the components of distributable earnings on a tax basis are $314 of tax-exempt income for the Tax-Exempt Money Market Fund and $45,471 of undistributed ordinary income and $98 of tax-exempt income for the California Money Fund.

8. INDUSTRY AND GEOGRAPHIC CONCENTRATION AND OTHER RISK FACTORS

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

9. SUBSEQUENT EVENTS

On August 9, 2005 the Board of Trustees adopted a plan of liquidation and dissolution for the Funds. The Funds were liquidated on November 8, 2005 and paid a liquidating distribution of $1.00 per share.

10. SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders of the California Money Fund was convened on November 3, 2005, at which shareholders approved the liquidation and dissolution for the Fund.

                                                        AFFIRMATIVE           AGAINST            ABSTAIN              TOTAL
                                                       -------------        -----------        -----------        -------------
Voted Shares ...............................           6,168,772.490        188,495.740        328,376.980        6,685,645.210
% of Outstanding Shares ....................                  47.368%             1.447%             2.522%              51.337%
% of Shares Voted ..........................                  92.269%             2.819%             4.912%              100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

TO THE TRUSTEES OF WM TRUST I AND WM TRUST II AND SHAREHOLDERS OF WM TAX-EXEMPT MONEY MARKET FUND AND WM CALIFORNIA MONEY FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WM Tax-Exempt Money Fund and WM California Money Fund (collectively, the "Funds") as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2005

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Each year, the Board of Trustees of the Trusts (the "Board"), including a majority of the Trustees who are not interested persons of the Trusts (the "Independent Trustees"), is required to determine whether to continue the Trusts' advisory agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the investment manager furnish, such information as may reasonably be necessary to evaluate the terms of the Trust's advisory agreements. In May 2005, the Board and the Independent Trustees approved the continuation of the Trusts' Amended and Restated Investment Management Agreements with the Advisor (collectively, the "Agreements") for an additional one-year term beginning July 1, 2005, in each case following the recommendation of the Investment Committee (the "Committee"), a majority of the members of which are Independent Trustees, and the recommendations of the Independent Trustees as a whole. The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees are required to be in this report and are discussed below.

REVIEW PROCESS:

The Independent Trustees received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements from independent counsel to the Trusts and the Independent Trustees. The Independent Trustees discussed the continuation of the Agreements with representatives of the Advisor and in private session with independent legal counsel at which no representatives of the Advisor were present. The Committee, in deciding to recommend continuation of the Agreements, and the Board and the Independent Trustees, in approving such continuation, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their deliberations were made separately in respect of each Fund. This summary describes the most important, but not all, of the factors considered by the Board, the Independent Trustees and the Committee.

MATERIALS REVIEWED:

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Advisor and its affiliates, including reports on: each Fund's investment results; portfolio construction; portfolio composition; portfolio trading practices; performance attribution; shareholder services; the Advisor's views on the economy and capital markets; and other information relating to the nature, extent and quality of services provided by the Advisor and its affiliates to the Funds. In addition, in connection with its annual consideration of the Agreements, the Board requests and reviews supplementary information regarding the terms of the Agreements, the Funds' investment results, advisory fee and total expense comparisons, financial and profitability information regarding the Advisor and its affiliates, descriptions of various functions undertaken by the Advisor, such as compliance monitoring, and information about the personnel providing investment management and administrative services to the Funds. The Board requested and evaluated performance and expense information for other investment companies compiled by Lipper Inc., a third-party data provider ("Lipper"). The Board, the Independent Trustees and the Committee also considered information regarding "revenue sharing" arrangements that the Advisor and its affiliates have entered into with various intermediaries that sell shares of the Funds. The Board also requested and reviewed information relating to other services provided to the Fund by the Advisor and its affiliates under other agreements, including information regarding so-called "fall-out" benefits to the Advisor and its affiliates due to their other relationships with the Funds. The Board, the Independent Trustees and the Committee also received and reviewed comparative performance information regarding the Retail Funds at each of the quarterly Board and Committee meetings.

NATURE, EXTENT AND QUALITY OF SERVICES:

Nature and Extent of Services -- In considering the approval and continuation of the Agreements for the current year, the Board, the Independent Trustees and the Committee evaluated the nature and extent of the services provided by the Advisor and its affiliates. The Advisor formulates the Fund's investment policies (subject to the terms of the prospectus), analyzes economic trends and capital market developments, evaluates the risk/return characteristics of the Fund, constructs the Fund's portfolio, monitors the Fund's investment performance, and reports to the Board, the Independent Trustees and the Committee. The Board, the Independent Trustees and the Committee considered information concerning the investment philosophy and investment process used by the Advisor and the sub-advisors in managing the Funds. In this context, the Board, the Independent Trustees and the Committee considered the in-house research capabilities of the Advisor as well as other sources available to the Advisor including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients of the Advisor. The Board, the Independent Trustees and the Committee considered the managerial and financial resources available to the Advisor and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the Agreements. The Board, the Independent Trustees and the Committee noted that the standard of care under the Agreements was comparable to that found in many investment advisory agreements, and considered the record of the Advisor in resolving potential disputes arising under its investment advisory agreements with the WM Group of Funds in the best interests of shareholders.

--------------------------------------------------------------------------------

Quality of Services -- The Board, the Independent Trustees and the Committee considered the quality of the services provided by the Advisor and the quality of its resources that are available to the Funds. The Board, the Independent Trustees and the Committee considered the investment experience and professional qualifications of the personnel of the Advisor and its affiliates, and the size and functions of their staffs as well as the reputation of the Advisor. The Board, the Independent Trustees and the Committee considered the complexity of managing the Funds relative to other types of funds. The Board, the Independent Trustees and the Committee also received and reviewed information regarding the quality of non-investment advisory services provided to the Funds by the Advisor and its affiliates under other agreements.

The Board, the Independent Trustees and the Committee concluded that the services provided by the Advisor have benefited and should continue to benefit the Funds and their shareholders. The Board, the Independent Trustees and the Committee concluded that the investment philosophies, processes, and research capabilities of the Advisor were well suited to the Funds, given their investment objectives and policies. The Board, the Independent Trustees and the Committee concluded that the scope of the services provided to the Funds by the Advisor and its affiliates were consistent with the Funds' operational requirements, including, in addition to its investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services. The Board, the Independent Trustees and the Committee concluded that the nature, scope and quality of the services provided by the Advisor and its affiliates were sufficient, in light of the resources dedicated by the Advisor and its integrity, personnel, systems and financial resources, to merit approval of the continuation of the Agreements.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE:

In their evaluation of the quality of the portfolio management services provided by the Advisor, the Board, the Independent Trustees and the Committee considered the professional credentials and investment experience of the Funds' portfolio manager. The Board and the Independent Trustees considered whether the Funds operated within their investment objectives and their record of compliance with their investment restrictions. The Board, the Independent Trustees and the Committee reviewed information comparing the Funds' historical performance to relevant market indices for the 1-, 3- and 5-year periods ended March 31, 2005 and to performance information for other investment companies with similar investment objectives over the 1-, 3-, 5-, 10-year and since inception periods ended January 31, 2005 derived from data compiled by Lipper. The Board, the Independent Trustees and the Committee reviewed performance for the period ended March 31, 2005 for the Funds. The Board, the Independent Trustees and the Committee concluded that the Advisor's performance record and investment processes used in managing the Funds were sufficient to merit approval of the continuation of the Agreements.

MANAGEMENT FEES AND EXPENSES:

The Board, the Independent Trustees and the Committee reviewed information, including comparative information provided by Lipper, regarding the advisory, transfer agent, and service and distribution fees paid to the Advisor and its affiliates, and the total expenses borne by the Funds. The Board, the Independent Trustees and the Committee reviewed the transfer agency fees paid by the Funds to WM Shareholder Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, as well as the distribution (12b-1) fees paid to the Distributor. They considered the Funds' management fees relative to its respective peer group as determined by Lipper. The Board, the Independent Trustees and the Investment Committee considered the fees paid to the Advisor by other clients, and the services provided to such clients relative to the fees paid by, and services provided to, the Funds. They discussed the general downward trend in total expense ratios for the Funds. The Board, the Independent Trustees and the Committee concluded that the fees to be charged under the Agreements bore a reasonable relationship to the scope and quality of the services provided.

PROFITABILITY AND ECONOMIES OF SCALE:

Profitability -- The Board, the Independent Trustees and the Committee reviewed information regarding the cost of services provided by the Advisor and its affiliates and the profitability (before and after distribution expenses and prior to taxes) of the Advisor's relationship with the Funds. The Board, the Independent Trustees and the Committee considered trends in the profitability of the Advisor and its affiliates, and information provided by Lipper regarding the pre- and post-marketing profitability of other investment advisers with publicly-traded parent companies. The Board, the Independent Trustees and the Committee considered that the Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Funds (and in connection therewith reviewed and considered changes in the structure of compensation of the investment professionals of the Advisor including a change in the performance-based component of the compensation and the introduction of options and restricted stock rather than vesting periods for cash bonuses) and that maintaining the financial viability of the Advisor is important in order for it to continue to provide significant services to the Funds and its shareholders. The Board, the Independent Trustees and the Committee considered the year-to-year trends in pre-distribution margins for the Advisor over a four-year period in which complex-wide assets more than doubled. The Board, the Independent Trustees and the Committee considered various breakpoint schedules and reviewed a graph showing the effective fees for the Advisor at different asset levels. In addition, the Board, the Independent Trustees and the Committee considered information regarding the direct and indirect benefits the Advisor receives as a result of its relationships with the Funds, including compensation paid to the Advisor

--------------------------------------------------------------------------------

and its affiliates, including transfer agency fees to the Transfer Agent and 12b-1 fees to the Distributor as well as research provided to the Advisor in connection with portfolio transactions effected on behalf of the Funds (soft dollar arrangements), and reputational benefits.

Economies of Scale -- The Board, the Independent Trustees and the Committee reviewed the extent to which the Advisor may realize economies of scale in managing and supporting the Funds and the current level of Funds assets in relation to the breakpoints in the Funds' advisory fees. The Board, the Independent Trustees and the Committee considered the extent to which any economies of scale might be realized (if at all) by the Advisor across a variety of products and services, and not only in respect of a single Fund.

The Board, the Independent Trustees and the Committee concluded that the Funds' cost structure was reasonable given the scope and quality of the services provided to the Funds and that the Advisor was sharing any economies of scale with the Funds and its shareholders.

ADDITIONAL CONSIDERATIONS:

The Board, the Independent Trustees and the Committee also considered possible conflicts of interest associated with the provision of investment advisory services by the Advisor to other clients and the fact that such clients of the Advisor were then limited to those affiliated with AIG Asset Management and Transamerica Life Insurance Company (representing approximately $5.5 billion and $2.5 million, respectively in assets under management as of October 31, 2005). The Trustees considered the procedures of the Advisor designed to fulfill its fiduciary duties to advisory clients with respect to possible conflicts of interest, including the codes of ethics, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Advisor in these matters. The Board, the Independent Trustees and the Committee also received and considered information concerning procedures of the Advisor with respect to the execution of portfolio transactions.

CONCLUSIONS:

Based on their review, including their consideration of each of the factors referred to above, the Board, the Independent Trustees and the Committee concluded that the Agreements, including the fees payable to the Advisor, are fair and reasonable to the Fund and their shareholders given the scope and quality of the services provided to the Funds and such other considerations as the Trustees considered relevant in the exercise of their reasonable business judgment and that the continuation of the Agreement was in the best interests of the Funds and their shareholders. The Board and Independent Trustees unanimously approved the continuation of the Agreements.

OTHER FUND INFORMATION

TAX INFORMATION:

The following tax information for the fiscal year ended October 31, 2005 is provided pursuant to provisions of the Internal Revenue Service.

Of distributions made from investment income, the following percentages are tax-exempt for regular federal income tax purposes:

Tax-Exempt Money Market Fund .........................................   100%
California Money Fund ................................................   100%

SCHEDULES OF INVESTMENTS:

The Trusts file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trusts' Forms N-Q are available at http://www.sec.gov and also m ay be reviewed and copied at the SEC's Public
Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 800-SEC-0330.

PROXY VOTING INFORMATION:

The policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Trusts' Statement of Additional Information which is available, without charge and upon request, by calling 800-222-5852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS INFORMATION

NAME, AGE, AND ADDRESS(1)      LENGTH OF                   PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIPS
OF NON-INTERESTED TRUSTEE(4)   TIME SERVED(2)              DURING PAST 5 YEARS                             HELD BY TRUSTEE
====================================================================================================================================
Wayne L. Attwood, M.D.         Composite Funds-11 years    Retired doctor of internal medicine             None.
Age 76                         WM Group of Funds-7 years   and gastroenterology.
                               (Retired February 2005)
------------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake               Composite Funds-3 years     CPA specializing in personal financial          Avista Corporation; Frank
Age 51                         WM Group of Funds-7 years   and tax planning.                               Russell Investment
                                                                                                           Company; Russell
                                                                                                           Investment Funds.
------------------------------------------------------------------------------------------------------------------------------------
Edmond R. Davis, Esq.          Sierra Funds-8 years        Partner at the law firm of Davis & Whalen       Braille Institute of
Age 77                         WM Group of Funds-7 years   LLP. Prior thereto, partner at the law firm of  America, Inc; Children's
                                                           Brobeck, Phlegar & Harrison, LLP.               Bureau of Southern
                                                                                                           California, Children's
                                                                                                           Bureau Foundation;
                                                                                                           Fifield Manors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Carrol R. McGinnis             Griffin Funds-3 years       Private investor since 1994. Prior              Baptist Foundation of
Age 62                         WM Group of Funds-6 years   thereto, President and Chief Operating Officer  Texas; Concord Trust
                                                           of Transamerica Fund Management Company.        Company.
------------------------------------------------------------------------------------------------------------------------------------
Alfred E. Osborne, Jr., Ph.D.  Sierra Funds-7 years        Senior Associate Dean, University of            Nordstrom Inc.; K2, Inc.;
Age 60                         WM Group of Funds-7 years   California at Los Angeles Anderson              First Pacific Advisors'
                                                           Graduate School of Management, and              Funds, EMAK Worldwide,
                                                           Faculty Director of the Harold Price            Inc.; Member of
                                                           Center for Entrepreneurial Studies,             Investment Company
                                                           University of California at Los Angeles.        Institute National Board
                                                                                                           of Directors; Director of
                                                                                                           Independent Directors
                                                                                                           Council and Member of
                                                                                                           Communication & Education
                                                                                                           Committees.
------------------------------------------------------------------------------------------------------------------------------------
Daniel L. Pavelich             Composite Funds-1 year      Retired Chairman and CEO of BDO                 Catalytic, Inc.; Vaagen
Age 61                         WM Group of Funds-7 years   Seidman.                                        Bros. Lumber, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jay Rockey                     Composite Funds-3 years     Founder and Senior Counsel of The Rockey        Downtown Seattle
Age 77                         WM Group of Funds-7 years   Company, now Rockey, Hill & Knowlton.           Association; WSU
                                                                                                           Foundation
------------------------------------------------------------------------------------------------------------------------------------
Richard C. Yancey              Composite Funds-23 years    Retired Managing Director of Dillon Read &      AdMedia Partners Inc.;
(Lead Trustee)                 WM Group of Funds-7 years   Co., an investment bank now part of UBS.        Czech and Slovak American
Age 79                                                                                                     Enterprise Fund
------------------------------------------------------------------------------------------------------------------------------------

NAME, AGE, AND ADDRESS(1)      LENGTH OF                   PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE(3)(4)    TIME SERVED(2)              DURING PAST 5 YEARS                             HELD BY TRUSTEE
====================================================================================================================================
Anne V. Farrell                Composite Funds-4 years     President Emeritus of the Seattle Foundation.   Washington Mutual, Inc.;
Age 70                         WM Group of Funds-7 years                                                   Recreational Equipment
                                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael K. Murphy              Composite Funds-3 years     Chairman of CPM Development Corporation.        Washington Mutual, Inc.
Age 68                         WM Group of Funds-7 years
                               (Retired November 2005)
------------------------------------------------------------------------------------------------------------------------------------
William G. Papesh              Composite Funds-9 years     President and Director of the Advisor,          Member of Investment
(President and CEO)            WM Group of Funds-7 years   Transfer Agent and Distributor.                 Company Institute Board
Age 62                                                                                                     of Governors.
------------------------------------------------------------------------------------------------------------------------------------

NAME, AGE, AND ADDRESS(1)      POSITION(S) HELD WITH REGISTRANT &                           PRINCIPAL OCCUPATION(S)
OF OFFICER(4)                  LENGTH OF TIME SERVED                                        DURING PAST 5 YEARS
====================================================================================================================================
Wendi B. Bernard               Assistant Vice President and Assistant Secretary             Assistant Vice President of the Advisor.
Age 37                         since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Lunzer, CPA         First Vice President, Chief Financial Officer                First Vice President of the Advisor,
Age 44                         and Treasurer since 2003.                                    Transfer Agent and Distributor. Prior
                                                                                            to 2003, senior level positions at the
                                                                                            Columbia Funds and Columbia Management
                                                                                            Company.
------------------------------------------------------------------------------------------------------------------------------------
William G. Papesh              President and CEO since 1987.                                President and Director of the Advisor,
Age 62                         Prior to 1987, other officer positions since 1972.           Transfer Agent and Distributor.
------------------------------------------------------------------------------------------------------------------------------------
Gary Pokrzywinski              Senior Vice President since 2004. First Vice President       Senior Vice President and Director of
Age 44                         since 2001. Prior to 2001, Vice President since 1999.        the Advisor, Transfer Agent and
                                                                                            Distributor.
------------------------------------------------------------------------------------------------------------------------------------
Debra Ramsey                   Senior Vice President since 2004.                            Senior Vice President and Director of
Age 52                                                                                      the Advisor, Transfer Agent and
                                                                                            Distributor.
------------------------------------------------------------------------------------------------------------------------------------
John T. West                   First Vice President, Secretary, Chief Compliance Officer    First Vice President of the Advisor,
Age 50                         and Anti-Money Laundering Compliance Officer since 2004.     Transfer Agent and Distributor.
                               Prior to 2004, various other officer positions since 1993.
------------------------------------------------------------------------------------------------------------------------------------
Randall L. Yoakum              Senior Vice President since 2001.                            Senior Vice President and Chief
Age 45                         Prior to 2001, First Vice President since 1999.              Investment Strategist of the Advisor.
------------------------------------------------------------------------------------------------------------------------------------

Note: The Statement of Additional Information includes additional information about Fund Trustees and Officers and is available, without charge, upon request by calling 800-222-5852.

(1) The address for all Trustees and Officers is 1201 Third Avenue, 22nd Floor, Seattle, WA, 98101.

(2) The Sierra Funds merged with the Composite Funds on March 23, 1998, to form the WM Group of Funds. The Griffin Funds merged with the WM Group of Funds on March 5, 1999.

(3) Trustees are considered interested due to their affiliation with Washington Mutual, Inc.

(4) The Trustees and Officers serve in these capacities for the 42 Portfolios and Funds in the Fund Complex. Each Trustee and officer shall hold the indicated positions until his or her resignation, retirement or removal.


14




ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, a copy of which is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the registrant has determined that there is at least one Trustee who is an audit committee financial expert serving on its Audit Committee and has designated Daniel L. Pavelich as an "audit committee financial expert." Mr. Pavelich is "independent," as such term has been defined by the Securities and Exchange Commission (the "SEC") for purposes of implementing
Section 407 of the Sarbanes Oxley Act of 2002. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

2004              2005
----              ----

$331,400          $343,000

(b) Audit-Related Fees

2004              2005
----              ----

None              None

For the last two fiscal years, no audit-related fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees

2004              2005
----              ----

$25,389           $28,608

The tax fees consist of fees billed in connection with reviewing the federal regulated investment company income tax returns for WM Trust I for the tax years ended October 31, 2004 and October 31, 2005.

(d) All Other Fees

For the last two fiscal years, no other fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Pre-approval Policies and Procedures

Pursuant to the Audit Committee charter, the Audit Committee of the registrant will review and pre-approve or disapprove its principal accountant's engagement for all services with the registrant and its principal accountant's engagement for non-audit services with the registrant's investment advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the funds in accordance with paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended October 31, 2005, the registrant's principal accountant billed aggregate non-audit fees in the amount of $28,608 for services rendered to the registrant, WM Advisors, Inc., WM Funds Distributor, Inc., WM Shareholder Services, Inc. and WM Financial Services, Inc. For the fiscal year ended October 31, 2004, the registrant's principal accountant billed aggregate non-audit fees in the amount of $64,389 for services rendered to the registrant, WM Advisors, Inc., WM Funds Distributor, Inc., WM Shareholder Services, Inc. and WM Financial Services, Inc.

(h) The Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) Registrant's Code of Ethics. The registrant's code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto at Exhibit 99.CODE ETH.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 of the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust I

By:      /s/William G. Papesh
         William G. Papesh

         President and Chief Executive Officer
Date:    January 6, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities an on the dates indicated.

By:      /s/Jeffrey L. Lunzer
         Jeffrey L. Lunzer

         Treasurer and Chief Financial Officer
Date:    January 6, 2006

By:      /s/William G. Papesh
         William G. Papesh

         President and Chief Executive Officer
Date:    January 6, 2006